Disclosures About Fair Value of Financial Instruments - Nonrecurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets Measured on a Nonrecurring Basis:
Impaired loans	$ 9,292		$ 7,101	$ 15,432
Other real estate owned	4,863		4,863	6,690
Other real estate owned, adjustment			141		$ 22
Level 3
Assets Measured on a Nonrecurring Basis:
Other real estate owned	4,863		4,863	6,690
Nonrecurring
Assets Measured on a Nonrecurring Basis:
Impaired loans	2,467	$ 7,769	1,277	9,390
Impaired loans, adjustment	323	71	160	3,865
Other real estate owned			1,820	1,961
Other real estate owned, adjustment			141	333
Nonrecurring | Level 3
Assets Measured on a Nonrecurring Basis:
Impaired loans	$ 2,467	$ 7,769	1,277	9,390
Other real estate owned			$ 1,820	$ 1,961